Borrowings (Details) - Schedule of minimum payment by maturity and the present value of the lease liability for right-of-use asset obligations - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings (Details) - Schedule of minimum payment by maturity and the present value of the lease liability for right-of-use asset obligations [Line Items]
Total	S/ 74,279	S/ 73,191
Future financial charges	(15,194)	(12,684)
Present value of the lease liability for right-of-use asset obligations	59,085	60,507
Up To 1 Year [Member]
Borrowings (Details) - Schedule of minimum payment by maturity and the present value of the lease liability for right-of-use asset obligations [Line Items]
Total	19,075	18,817
From 1 to 5 Years [Member]
Borrowings (Details) - Schedule of minimum payment by maturity and the present value of the lease liability for right-of-use asset obligations [Line Items]
Total	55,092	46,288
Over five years [Member]
Borrowings (Details) - Schedule of minimum payment by maturity and the present value of the lease liability for right-of-use asset obligations [Line Items]
Total	S/ 112	S/ 8,086